Assets and Liabilities in Currencies Other than the Argentine Peso (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets and Liabilities in Currencies Other than the Argentine Peso

	2017			2016				2015
	Amount in currencies other than the Argentine peso	Exchange rate in force(1)	Total	Amount in currencies other than the Argentine peso		Exchange rate in force(1)	Total	Amount in currencies other than the Argentine peso	Exchange rate in force(1)	Total
Noncurrent assets
Other receivables
U.S. Dollar	2	18.55	37	169		15.79	2,669	46	12.94	595
Real	—	—	—	10		4.84	48	10	3.31	33
Trade receivables
Real	2	18.55	37	—		—	—	—	—	—
Investments in financial assets U.S. Dollar	—	—	—	490		15.79	7,737	—	—	—

Total noncurrent assets			74				10,454			628

Current assets
Trade receivables
U.S. Dollar	380	18.55	7,049	397		15.79	6,269	307	12.94	3,973
Chilean peso	9,836	0.03	295	10,542		0.02	211	16,971	0.02	339
Real	—	—	—	23		4.84	111	15	3.31	50
Other receivables
U.S. Dollar	165	18.55	3,061	349		15.79	5,511	407	12.94	5,267
Euro	5	22.28	111	15		16.63	249	6	14.07	84
Real	—	—	—	4		4.84	19	7	3.31	23
Chilean peso	4,303	0.03	129	—		—	—	27	0.02	1
Yen	—	—	—	—		—	—	119	0.11	13
Swiss franc	3	19.04	57	—		—	—	—	—	—
Investments in financial assets U.S. Dollar	697	18.55	12,936	478		15.79	7,548	—	—	—
Cash and cash equivalents
U.S. Dollar	526	18.55	9,757	414		15.79	6,537	1,009	12.94	13,056
Chilean peso	898	0.03	27	240		0.02	5	502	0.02	10
Real	—	—	—	2		4.84	10	4	3.31	13
Swiss franc	—	—	—	—	(2)	15.52	6	—	—	—

Total current assets			33,422				26,476			22,829

Total assets			33,496				36,930			23,457

Noncurrent liabilities
Provisions
U.S. Dollar	2,909	18.65	54,253	2,675		15.89	42,506	2,774	13.04	36,173
Loans
U.S. Dollar	6,200	18.65	115,628	5,741		15.89	91,222	4,403	13.04	57,417
Real	—	—	—	13		4.88	63	4	3.35	13
Swiss franc	300	19.13	5,731	300		15.57	4,673	—	—	—
Other liabilities
U.S. Dollar	14	18.65	269	21		15.89	334	24	13.04	316
Accounts payable
U.S. Dollar	4	18.65	75	133		15.89	2,113	13	13.04	166

Total noncurrent liabilities			175,956				140,911			94,085

Current liabilities
Provisions
U.S. Dollar	57	18.65	1,063	45		15.89	715	80	13.04	1,043
Taxes payable
Real	—	—	—	5		4.88	24	6	3.31	20
Chilean peso	1,524	0.03	46	1,055		0.02	21	1,077	0.02	22
Loans
U.S. Dollar	1,647	18.65	30,725	1,054		15.89	16,754	1,543	13.04	20,121
Real	—	—	—	17		4.88	82	35	3.35	117
Swiss franc	3	19.13	54	3		15.57	45	—	—	—
Salaries and social security
U.S. Dollar	6	18.65	112	6		15.89	96	7	13.04	91
Real	—	—	—	2		4.88	10	2	3.35	7
Chilean peso	247	0.03	7	501		0.02	10	423	0.02	8
Other liabilities
U.S. Dollar	125	18.65	2,331	275		15.89	4,371	32	13.04	412
Accounts payable
U.S. Dollar	1,149	18.65	21,429	1,197		15.89	19,020	1,845	13.04	24,064
Euro	18	22.45	404	15		16.77	252	26	14.21	369
Chilean peso	1,826	0.03	55	4,915		0.02	98	1,283	0.02	26
Real	—	—	—	9		4.88	44	14	3.35	47
Swiss franc	3	19.13	57	—	(2)	15.57	3	—	—	—
Yen	19	0.17	3	—		—	—	29	0.11	3

Total current liabilities			56,286				41,545			46,350

Total liabilities			232,242				182,456			140,435

(1)	Exchange rate in force at December 31, 2017, 2016 and 2015 according to Banco Nación Argentina.
(2)	Registered value less than 1.